General	12 Months Ended
Dec. 31, 2020
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	PolyPid Ltd. (the “Company”) was incorporated under the laws of Israel and commenced operations on February 28, 2008. The Company is a clinical-stage pharmaceutical company focused on developing and commercializing novel, locally administered therapies using its PLEX (Polymer-Lipid Encapsulation matriX) technology. The Company’s product candidates are designed to address unmet medical needs by delivering active pharmaceutical ingredients, or APIs, locally at predetermined release rates and durations over extended periods ranging from days to several months. The Company is initially focused on the development of its lead product candidate, D-PLEX, which incorporates an antibiotic, for the prevention of surgical site infection in bone and soft tissue.

The Company wholly-owns subsidiaries in the Unites States of America and Romania.

Through December 31, 2020, the Company has been primarily engaged in research and development.

b.	The Company’s activities since inception have consisted of performing research and development activities. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations is dependent on future events, including, among other things, its ability to secure financing; obtain marketing approval from regulatory authorities; access potential markets; build a sustainable customer base; attract, retain and motivate qualified personnel; and develop strategic alliances. The Company’s operations are funded by its shareholders and research and development grants and the Company intends to seek further private or public financing as well as make applications for further research and development grants for continuing its operations. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

The Company expects to continue to incur substantial losses over the next several years during its clinical development phase. To fully execute its business plan, the Company will need to complete phase III clinical studies and certain development activities as well as manufacture the required clinical and commercial production batches in the pilot manufacturing plant. Further, the Company’s product candidates will require regulatory approval prior to commercialization and the Company will need to establish sales, marketing and logistic infrastructures. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company.

As of December 31, 2020, the Company had cash, cash equivalents, short-term deposits and long-term deposits of $66,596. During the year ended December 31, 2020, the Company incurred a net loss of $36,869 and had negative cash flows from operating activities of $21,596. In addition, the Company had an accumulated deficit of $132,286 at December 31, 2020.

The Company’s future operations are highly dependent on a combination of factors, including (i) completion of all required clinical studies; (ii) the success of its research and development activities; (iii) manufacture of all required clinical and commercial production batches; (iv) marketing approval by the relevant regulatory authorities; and (v) market acceptance of the Company’s product candidates.

There can be no assurance that the Company will succeed in achieving the clinical, scientific and commercial milestones as detailed above.

c.	On March 11, 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new coronavirus as a “pandemic” which is now known as COVID-19. The outbreak has impacted thousands of individuals worldwide. In response, many countries have implemented measures to combat the outbreak which have impacted global business operations. The Company’s business is likely to be adversely affected by the effects of the recent and evolving COVID-19 pandemic, which has resulted in travel and other restrictions in order to reduce the spread of the disease, including in Israel, the United States and the European Union where the Company is conducting or planning clinical trials. No impairments were recorded as of the balance sheet date as no triggering events or changes in circumstances had occurred; however, due to significant uncertainty surrounding the situation, management’s judgment regarding this could change in the future.

d.	On June 21, 2020, the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying a reverse share split at a ratio of 1.046:1 (the “Reverse Split Ratio”) and to cancel the shares’ par value such that every 1.046 Ordinary shares of NIS 0.8 par value, were substituted by 1 Ordinary share with no par value (the “Split”). The Split was applied in the same proportion and manner to all of the Company’s authorized, issued and outstanding securities, including preferred shares, options and warrants. See Note 10.

e.	On June 30, 2020, the Company closed its initial public offering (“IPO”) whereby 4,312,500 Ordinary shares were sold by the Company to the public (inclusive of 562,500 Ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $62,757, net of underwriting discounts and other offering costs.